Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance
Provision	4,097
Written off	(4,097)		$ (4,300)
Ending balance